RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Fair Value	$ 70	$ (247)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value		(11)
U.S. dollar cross-currency interest rate swaps (maturing 2025) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	0	(11)
U.S. dollar cross-currency interest rate swaps (maturing 2025) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 0	$ 100
Net realized gains related to the interest component	$ 1	$ 1